UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ASSETS FUND, INC.

To Our Shareholders:

We would like to share with you our report for the period ended June 30, 2012. The net asset values (NAV) per share at that date were $9.47, $9.45, $9.48, $9.47 and $9.48 for Class A, Class C, Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

For the Period January 31, 2012 (commencement of operations) Through June 30, 2012
Cohen & Steers Real Assets Fund—Class A	–4.88%
Cohen & Steers Real Assets Fund—Class C	–5.21%
Cohen & Steers Real Assets Fund—Class I	–4.69%
Cohen & Steers Real Assets Fund—Class R	–4.92%
Cohen & Steers Real Assets Fund—Class Z	–4.73%
Blended benchmark—30% FTSE EPRA/NAREIT Developed Real Estate Index-net/30% DJ UBS Commodity Index/20% S&P Global Natural Resources Index-net/12.5% BofA Merrill Lynch 1-3 Year Global Corporate Index/7.5% Gold Index[a]	–2.55%
DJ UBS Commodity Index[a]	–6.03%
Barclays U.S. TIPS Index[a]	1.71%
MSCI World Index—net[a]	0.85%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or a  The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged portfolio of approximately 287 constituents from 20 countries and is net of dividend withholding taxes. The DJ UBS Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements and is net of dividend withholding taxes. The BofA Merrill Lynch 1-3 Year Global Corporate Index is a subset of The BofA Merrill Lynch Global Corporate Index including all securities with a remaining term to final maturity less than 3 years. The Gold Index is represented by the gold spot price in U.S. dollars per Troy ounce. The Barclays U.S. TIPS Index consists of Inflation-Protection securities issued by the U.S. Treasury. The MSCI World Index is a market-capitalization-weighted index that monitors the performance of stocks from all around the world and is net of dividend withholding taxes.

COHEN & STEERS REAL ASSETS FUND, INC.

higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

Investment Review

The headlines in Europe were dominated by political uncertainty and prospects for a prolonged recession, amid signs of deteriorating economic conditions around the globe. The U.S. economy decelerated, as the positive effects of the mild winter wore off and both hiring and spending slowed. Treasury yields fell to all-time lows and oil prices plummeted roughly 30% from their February peak. June inflation dropped to 1.7% year over year, led by a 3.9% decline in energy costs. Weaker data from China prompted fears of a hard landing, as GDP slowed to 7.6% year-over-year (down from 8.1% in the first quarter and its lowest level since the beginning of 2009).

Driven by the abundance of geopolitical and economic news, the volatility of global capital markets remained high. The most significant move came on the last day of the quarter, as markets surged in response to the election results in Greece, a plan to recapitalize Spanish banks and the announced proposal for the European Central Bank to assume a supervisory role over European banks.

Fund Performance

The investments of Cohen & Steers Real Assets Fund include commodities, natural resource equities, REITs, gold and fixed-income securities (some of which are denominated in foreign currencies). The Fund underperformed its blended benchmark, primarily due to the performance of gold and natural resource equities.

Global real estate securities generated a positive return for the Fund. From a geographic perspective, developed and emerging property markets were led by Germany and China, respectively, while Sweden and Brazil performed poorly. Relative to the Fund's benchmark, stock selection in

COHEN & STEERS REAL ASSETS FUND, INC.

residential real estate (particularly in Germany) contributed to performance, but the lack of a health-care property allocation was a detractor.

Investments in commodities detracted from the Fund's performance. A significant factor was the decline in oil prices, evidenced by the June close of West Texas Intermediate (WTI) crude at $84.90 per barrel (nearly 30% below the most recent high reached in February 2012). Natural gas moved higher from the March low of $2.10 to close the quarter at $2.80 per thousand cubic feet (mcf). Investments in agricultural commodities and livestock generated positive returns, while investments in energy, foods & fibers and precious metals detracted from performance.

Natural resource companies declined more steeply than their underlying commodities, as measured by the 8.6% drop in the S&P Global Natural Resources Index. In many sectors, this was due to the squeeze on profit margins, caused by rising costs and declining or flat prices. The Fund's allocation to natural resource equities detracted from performance on an absolute and relative basis, in large part due to selections in the energy and metals & mining sectors.

The Fund's portfolio diversifiers were almost equally divided between short-duration fixed-income securities and gold. A detractor was the allocation to gold, as prices dropped by 4.3% and gold coin consumption declined to levels not seen since before the financial crisis. Fixed-income allocations to issues denominated in U.S. and Australian dollars contributed to performance, while Canadian-dollar-denominated issues detracted.

Investment Outlook

In the U.S., real estate fundamentals continue to be supported by below-average supply, low financing costs and the gradual improvement of the U.S. economy. We have a favorable view of selected office markets and owners of high-quality malls. Although there are attractive opportunities in the apartment sector, we have broad concerns about valuations and the prospect of decelerating earnings growth. Our Euro area assets remain concentrated in prime retail owners, the German residential market and London-focused companies with prime office and retail assets.

In Asia, Hong Kong remains among the world's most undervalued property markets relative to our NAV estimates. We expect a recovery in office rents during the second half of 2012; positive demand-side factors in the residential market should, in our view, offset policy and supply risks in the near term given the transition to a new administration this year. We remain cautious on Japan and continue to underweight Australia due to its cooling economy. Our view of Singapore, where commercial property and hotel operators stand to benefit from the country's growing role in global trade, is becoming more constructive.

With respect to commodities, it seems likely that the crude oil balance will tighten in the second half of 2012 and into 2013. Oil prices rebounded dramatically (over 9% for WTI and 7% for Brent) on the last day of the quarter due to improving European sentiment, supply concerns out of Norway and anticipation of the European embargo on importing Iranian oil. This could be signaling that the decline in global inventories has ceased. However, with low global spare capacity and Saudi Arabia producing at 30-year highs, the market could be vulnerable to further supply disruptions.

COHEN & STEERS REAL ASSETS FUND, INC.

In the short term, natural gas prices will likely remain volatile as weather and coal-to-gas switching will play a key role in price determination. There are still abnormally high levels in storage in the U.S., but if we reach full storage capacity in the U.S. and the rig count continues to fall, prices could strengthen towards the end of the year.

Significant share declines in April and May have made energy resource equity valuations appear very compelling, especially when compared to commodity prices and the rebound that occurred at the end of June. Looking beyond near-term uncertainty surrounding the Euro zone, the slowdown in China and other macroeconomic factors, we see emerging opportunities for long-term investors. Particularly compelling is energy, along with certain diversified miners, iron ore miners, certain mid-cap gold miners and fertilizer companies.

Within the agricultural commodities sector, the market had high expectations for this year's U.S. corn crop. However, U.S. drought conditions in major producing states like Iowa, Illinois and Minnesota could impact yields and lead to a decline in June USDA production estimates. While this will likely drive prices higher in the near term, the effects could be mitigated by a boost in global supply from the expansion of crop farming in Brazil, as well as from production in the Ukraine and neighboring countries.

In closing, we expect volatility will remain elevated as various regions of the global economy work through fiscal and monetary issues. But for long-term investors—willing to look beyond the near-term macroeconomic challenges—we believe there are compelling valuations to be found in real asset categories. In our view, the Fund is diversified among real asset classes that can help support the long-term purchasing power of their portfolios.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	YIGAL D. JHIRAD

Portfolio Manager	Portfolio Manager

COHEN & STEERS REAL ASSETS FUND, INC.

WILLIAM F. SCAPELL	JON CHEIGH

Portfolio Manager	Portfolio Manager

  JASON YABLON

  Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, commodities, global natural resource equities, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS REAL ASSETS FUND, INC.

Performance Review (Unaudited)

Total Return for the Period Ended June 30, 2012

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
Since Inception[c] (with sales charge)	–9.16%[a]	–6.16%[b]	—	—	—
Since Inception[c] (without sales charge)	–4.88%	–5.21%	–4.69%	–4.92%	–4.73%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our Web site at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the period presented above, the advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the January 31, 2012 prospectuses were as follows: Class A—2.61% and 1.39%; Class C—3.26% and 2.04%; Class I—2.36% and 1.04%; Class R—2.76% and 1.54%; and Class Z—2.41% and 1.19%. Gross expenses were estimated for the current fiscal year. Through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses, which include the expenses of the subsidiary, as a percentage of average net assets at 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.15% for Class Z shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of January 31, 2012.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 31, 2012—June 30, 2012.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ASSETS FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 31, 2012[a]	Ending Account Value June 30, 2012	Expenses Paid During Period[b] January 31, 2012– June 30, 2012
Class A
Actual (–4.88% return)	$1,000.00	$951.20	$5.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.16	$5.65
Class C
Actual (–5.21% return)	$1,000.00	$947.90	$8.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.46	$8.36
Class I
Actual (–4.69% return)	$1,000.00	$953.10	$4.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$4.19
Class R
Actual (–4.92% return)	$1,000.00	$950.80	$6.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.54	$6.27
Class Z
Actual (–4.73% return)	$1,000.00	$952.70	$4.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.99	$4.81

a  Commencement of operations.

b  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized expense ratios of 1.35%, 2.00%, 1.00%, 1.50% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 152/366 (to reflect the fiscal period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 2.73%, 3.39%, 2.38%, 2.71% and 2.52%, respectively.

COHEN & STEERS REAL ASSETS FUND, INC.

June 30, 2012

Top Ten Long-Term Holdingsa
(Unaudited)

Security	Value	% of Net Assets
Sprott Physical Gold Trust ETF (USD)	$2,344,300	4.5
iShares Gold Trust ETF	2,131,720	4.1
Simon Property Group	853,795	1.6
Equity Residential	727,928	1.4
Rio Tinto PLC	656,349	1.3
Citigroup Capital XII, 8.50%, due 3/30/40, (TruPS)(FRN)	626,500	1.2
Australia Government Bond, 4.75%, due 11/15/12, Series 127	618,064	1.2
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48 (FRN)	606,960	1.2
Public Storage, 7.00%, Series N	597,861	1.1
Mitsui Fudosan Co., Ltd.	562,682	1.1

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Consolidated Schedule of Investments for additional details on such other positions.

Strategy Breakdownb

(Unaudited)

b  The strategy breakdown is expressed as an approximate percentage of the Fund's total long-term investments inclusive of derivative exposure.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

		Number of Shares	Value
COMMON STOCK	59.3%
AUSTRALIA	3.2%
ENERGY—COAL	0.3%
Whitehaven Coal Ltd.[a]		37,974	$163,255
MATERIALS	1.6%
CHEMICALS	0.2%
Incitec Pivot Ltd.[a]		33,850	100,004
METALS & MINING	1.4%
Equatorial Resources Ltd.[a,b]		34,050	68,224
Fortescue Metals Group Ltd.[a]		57,119	291,857
Iluka Resources Ltd.[a]		16,715	197,276
Metminco Ltd. (GBP)[a,b]		277,700	28,334
Mineral Deposits Ltd.[a,b]		9,023	40,506
Newcrest Mining Ltd.[a]		4,295	99,949
			726,146
TOTAL MATERIALS			826,150
REAL ESTATE	1.3%
DIVERSIFIED	1.0%
GPT Group[a]		147,650	499,434
RETAIL	0.3%
Westfield Retail Trust[a]		54,141	158,806
TOTAL REAL ESTATE			658,240
TOTAL AUSTRALIA			1,647,645
BERMUDA	0.2%
ENERGY—OIL & GAS EQUIPMENT & SERVICES
Nabors Industries Ltd. (USD)[b]		7,908	113,875
BRAZIL	1.2%
ENERGY—OIL & GAS	0.5%
Petroleo Brasileiro SA, ADR		12,929	234,532

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
REAL ESTATE	0.7%
OFFICE	0.4%
BR Properties SA		18,549	$218,875
RETAIL	0.3%
BR Malls Participacoes SA		14,040	160,777
TOTAL REAL ESTATE			379,652
TOTAL BRAZIL			614,184
CANADA	12.1%
ENERGY—OIL & GAS	2.6%
Canadian Natural Resources Ltd.		3,741	100,350
Encana Corp.		11,000	229,054
Imperial Oil Ltd.		2,082	87,096
Nexen		12,724	215,462
PetroBakken Energy Ltd.		11,205	135,261
Suncor Energy		9,904	286,390
Talisman Energy		10,059	115,302
Ultra Petroleum Corp. (USD)[b]		8,927	205,946
			1,374,861
GOLD	5.6%
Central GoldTrust (USD)[b]		9,000	543,600
Sprott Physical Gold Trust ETF (USD)[b]		170,000	2,344,300
			2,887,900
MATERIALS	2.4%
CHEMICALS	0.6%
Potash Corp. of Saskatchewan (USD)		7,498	327,588
METALS & MINING	1.8%
Eldorado Gold Corp.		25,811	317,916
Goldcorp (USD)		9,397	353,139
Kinross Gold Corp.		21,632	176,566
Kirkland Lake Gold[b]		8,491	91,407
			939,028
TOTAL MATERIALS			1,266,616

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
REAL ESTATE	1.5%
OFFICE	0.2%
Brookfield Office Properties (USD)		6,363	$110,843
RESIDENTIAL	0.8%
Boardwalk REIT		6,950	400,098
RETAIL	0.5%
RioCan REIT		9,686	263,532
TOTAL REAL ESTATE			774,473
TOTAL CANADA			6,303,850
FRANCE	2.0%
ENERGY—OIL & GAS	0.6%
Total SAa		7,474	336,396
REAL ESTATE	1.4%
DIVERSIFIED	0.1%
ICADE[a]		958	72,454
RETAIL	1.3%
Klepierre[a]		4,886	160,572
Unibail-Rodamco[a]		2,717	500,499
			661,071
TOTAL REAL ESTATE			733,525
TOTAL FRANCE			1,069,921
GERMANY	0.7%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AGa		21,803	366,622
HONG KONG	4.8%
MATERIALS—METALS & MINING	0.1%
China Polymetallic Mining Ltd.[b,c]		323,000	67,032
REAL ESTATE	4.7%
DIVERSIFIED	2.4%
Agile Property Holdings Ltd.[a]		122,000	159,621
Hang Lung Properties Ltd.[a]		71,000	242,864
Hysan Development Co., Ltd.[a]		53,000	202,026

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
Kerry Properties Ltd.[a]		16,500	$70,573
Sino Land Co., Ltd.[a]		176,000	266,790
Sun Hung Kai Properties Ltd.[a]		26,000	308,943
			1,250,817
HOTEL	0.3%
Shangri-La Asia Ltd.[a]		78,000	149,013
OFFICE	0.8%
Hongkong Land Holdings Ltd. (USD)[a]		70,000	403,813
RESIDENTIAL	0.6%
China Overseas Land & Investment Ltd.[a]		106,000	249,632
Country Garden Holdings Co.[a,b]		97,567	38,870
			288,502
RETAIL	0.6%
Link REIT[a]		83,000	339,668
TOTAL REAL ESTATE			2,431,813
TOTAL HONG KONG			2,498,845
ITALY	0.6%
ENERGY—OIL & GAS
Eni S.p.A.[a]		14,389	305,696
JAPAN	1.6%
REAL ESTATE
DIVERSIFIED	1.1%
Mitsui Fudosan Co., Ltd.[a]		29,000	562,682
RESIDENTIAL	0.5%
Advance Residence Investment[a]		145	281,878
TOTAL JAPAN			844,560
LUXEMBOURG	0.3%
CONSUMER—NON-CYCLICAL—AGRICULTURE
Adecoagro SA (USD)[b]		16,500	151,305
NETHERLANDS	0.3%
REAL ESTATE—RETAIL
Eurocommercial Properties NVa		4,544	157,209

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
NORWAY	0.3%
MATERIALS—CHEMICALS	0.1%
Yara International ASA[a]		1,204	$52,689
REAL ESTATE—OFFICE	0.2%
Norwegian Property ASA[a]		85,297	116,895
TOTAL NORWAY			169,584
PHILIPPINES	0.6%
REAL ESTATE—RETAIL
SM Prime Holdings[a]		1,043,375	323,406
RUSSIA	0.5%
ENERGY—OIL & GAS	0.3%
Lukoil OAO, ADR		2,323	130,274
MATERIALS—CHEMICALS	0.2%
Phosagro OAO, GDR		10,000	115,900
TOTAL RUSSIA			246,174
SINGAPORE	1.5%
REAL ESTATE
HOTEL	0.3%
CDL Hospitality Trusts[a]		108,000	167,045
INDUSTRIAL	0.4%
Global Logistic Properties Ltd.[a,b]		121,000	201,436
RETAIL	0.8%
CapitaMall Trust[a]		211,000	319,599
CapitaMalls Asia Ltd.[a]		69,000	86,067
			405,666
TOTAL SINGAPORE			774,147
SWEDEN	0.5%
REAL ESTATE—OFFICE
Fabege ABa		33,157	260,130
SWITZERLAND	0.4%
ENERGY—OIL & GAS EQUIPMENT & SERVICES
Weatherford International Ltd. (USD)[b]		15,716	198,493

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
THAILAND	0.6%
REAL ESTATE—RETAIL
Central Pattana PCL[a]		204,800	$302,464
UNITED KINGDOM	5.3%
ENERGY	1.2%
INTEGRATED OIL & GAS	1.0%
New Britain Palm Oil Ltd.		5,230	62,661
Royal Dutch Shell PLC[a]		13,197	460,889
			523,550
OIL & GAS EQUIPMENT & SERVICES	0.2%
EnQuest PLC[a,b]		61,150	103,401
TOTAL ENERGY			626,951
MATERIALS-METALS & MINING	2.7%
BHP Billiton PLC[a]		14,018	398,426
Kazakhmys PLC[a]		17,528	198,730
London Mining PLC[a,b]		50,150	153,940
Rio Tinto PLC[a]		13,811	656,349
			1,407,445
REAL ESTATE	1.4%
DIVERSIFIED	0.8%
Hammerson PLC[a]		23,283	161,704
Land Securities Group PLC[a]		23,495	272,212
			433,916
OFFICE	0.6%
Derwent London PLC[a]		10,647	309,547
TOTAL REAL ESTATE			743,463
TOTAL UNITED KINGDOM			2,777,859
UNITED STATES	22.6%
COMMUNICATIONS—TOWERS	0.6%
American Tower Corp.		4,695	328,228

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
ENERGY	3.8%
OIL & GAS	2.8%
Apache Corp.		2,853	$250,750
Devon Energy Corp.		5,068	293,894
Exxon Mobil Corp.		5,279	451,724
Murphy Oil Corp.		4,903	246,572
Southwestern Energy Co.[b]		7,625	243,466
			1,486,406
OIL & GAS SERVICES	1.0%
Baker Hughes		4,735	194,608
Schlumberger Ltd.		4,823	313,061
			507,669
TOTAL ENERGY			1,994,075
GOLD	4.1%
iShares Gold Trust ETF[b]		137,000	2,131,720
MATERIALS—CHEMICALS	1.1%
Intrepid Potash[b]		9,416	214,308
Monsanto Co.		1,274	105,462
Mosaic Co./The		4,100	224,516
			544,286
REAL ESTATE	13.0%
DIVERSIFIED	0.9%
Vornado Realty Trust		5,679	476,922
HOTEL	1.1%
Starwood Hotels & Resorts Worldwide		8,540	452,962
Strategic Hotels & Resorts Worldwide[b]		16,298	105,285
			558,247
INDUSTRIAL	0.8%
Prologis		13,069	434,283

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
OFFICE	1.9%
Alexandria Real Estate Equities		4,306	$313,132
Boston Properties		1,868	202,435
Douglas Emmett		6,704	154,862
SL Green Realty Corp.		4,015	322,164
			992,593
RESIDENTIAL	3.2%
APARTMENT	3.0%
American Campus Communities		6,672	300,107
AvalonBay Communities		3,831	542,010
Equity Residential		11,673	727,928
			1,570,045
MANUFACTURED HOME	0.2%
Equity Lifestyle Properties		1,119	77,177
TOTAL RESIDENTIAL			1,647,222
SELF STORAGE	1.3%
Extra Space Storage		10,722	328,093
Public Storage		2,518	363,625
			691,718
SHOPPING CENTER-REGIONAL MALL	2.8%
General Growth Properties		17,305	313,047
Simon Property Group		5,485	853,795
Taubman Centers		3,936	303,702
			1,470,544
SPECIALTY	1.0%
Digital Realty Trust		3,029	227,387
Rayonier		6,233	279,862
			507,249
TOTAL REAL ESTATE			6,778,778
TOTAL UNITED STATES			11,777,087
TOTAL COMMON STOCK (Identified cost—$31,855,375)			30,903,056

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	4.2%
UNITED STATES
BANK	2.6%
Citigroup Capital XII, 8.50%, due 3/30/40, (TruPS)(FRN)		25,000	$626,500
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, (FRN)		24,000	606,960
US Bancorp, 3.50%, Series B (FRN)		5,000	114,100
			1,347,560
ELECTRIC-INTEGRATED	0.5%
Southern California Edison Co., 4.52%, Series D ($100 Par Value)(FRN)		2,531	253,416
REAL ESTATE—SELF STORAGE	1.1%
Public Storage, 7.00%, Series N		23,924	597,861
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$2,219,597)			2,198,837
PREFERRED SECURITIES—CAPITAL SECURITIES	0.5%
UNITED STATES
BANK
Wachovia Capital Trust III, 5.57%, due 3/29/49, ($1,000 Par Value) (FRN) (Identified cost—$237,825)		250,000	239,687

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Principal Amount		Value
CORPORATE BONDS	3.5%
CANADA	2.5%
BANK	1.0%
Toronto Dominion Bank, 5.141%, due 11/19/12		CAD	500,000	$498,207
INTEGRATED TELECOMMUNICATIONS SERVICES	1.0%
Bell Canada, 4.85%, due 6/30/14		CAD	500,000	519,374
PIPELINES	0.5%
TransCanada PipeLines Ltd., 5.05%, due 8/20/13		CAD	250,000	255,459
TOTAL CANADA				1,273,040
UNITED STATES	1.0%
INTEGRATED TELECOMMUNICATIONS SERVICES
Comcast Cable Communications Holdings, 8.375%, due 3/15/13			$500,000	527,107
TOTAL CORPORATE BONDS (Identified cost—$1,820,274)				1,800,147
GOVERNMENT ISSUES-AUSTRALIA	1.7%
Australia Government Bond, 6.50%, due 5/15/13, Series 118		AUD	250,000	263,858
Australia Government Bond, 4.75%, due 11/15/12, Series 127		AUD	600,000	618,064
TOTAL GOVERNMENT ISSUES (Identified cost—$924,333)				881,922
		Number of Shares
SHORT-TERM INVESTMENTS	28.5%
MONEY MARKET FUNDS	3.2%
State Street Institutional Treasury Money Market Fund, 0.02%[d]			1,672,172	1,672,172

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Principal Amount	Value
U.S. TREASURY BILLS	25.3%
U.S. Treasury Bills, 0.00%, due 7/5/12[e]		$7,591,000	$7,590,952
U.S. Treasury Bills, 0.00%, due 9/6/12[e]		1,611,000	1,610,808
U.S. Treasury Bills, 0.00%, due 12/6/12[e]		4,014,000	4,011,596
			13,213,356
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$14,885,965)			14,885,528
TOTAL INVESTMENTS (Identified cost—$51,943,369)	97.6%		50,909,177
OTHER ASSETS IN EXCESS OF LIABILITIES[f]	2.4%		1,234,175
NET ASSETS	100.0%		$52,143,352

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

AUD  Australian Dollar

CAD  Canadian Dollar

ETF  Exchange-Traded Fund

FRN  Floating Rate Note

GBP  Great British Pound

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

TruPS  Trust Preferred Securities

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 21.8% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

b  Non-income producing security.

c  Illiquid security. Aggregate holdings equal 0.1% of the net assets of the Fund.

d  Rate quoted represents the seven-day yield of the fund.

e  All or a portion of this security has been segregated and/or pledged for futures contracts and commodity swap contracts. $1,070,342 in aggregate has been pledged as collateral to Newedge USA, LLC.

f  Other assets in excess of liabilities include unrealized appreciation/depreciation for open futures contracts and the value of open commodity swaps at June 30, 2012.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Country Summary	% of Net Assets
United States	56.8
Canada	14.5
Other	7.4
United Kingdom	5.3
Australia	4.9
Hong Kong	4.8
France	2.0
Japan	1.6
Singapore	1.5
Brazil	1.2
100.0

Futures contracts outstanding at June 30, 2012 were as follows:

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
15	Aluminum HG LME	$706,031	July 18, 2012	$(73,444)
15	Aluminum HG LME	716,063	September 19, 2012	(23,563)
9	Brent Crude Oil[b]	880,920	August 16, 2012	(110,985)
2	Cattle Feeder[b]	156,225	October 25, 2012	(3,983)
4	Cocoa	91,640	September 13, 2012	2,459
4	Coffee C	256,050	September 18, 2012	(7,471)
5	Coffee Robusta	106,700	September 28, 2012	2,405
2	Copper LME	384,825	July 18, 2012	(21,103)
3	Copper LME	576,713	September 19, 2012	29,209
4	Copper LME	769,500	August 15, 2012	(18,618)
1	Corn	31,738	December 14, 2012	3,535
25	Corn	785,625	September 14, 2012	75,672
9	Cotton No. 2	320,985	December 6, 2012	(27,553)
2	Gas Oil	167,950	September 12, 2012	(33,298)
3	Gasoline RBOB	322,245	August 31, 2012	(17,804)
2	Gasoline RBOB	198,635	October 31, 2012	4,964
1	Heating Oil	113,887	August 31, 2012	(17,240)
4	Heating Oil	457,128	October 31, 2012	(45,052)
2	Lead LME	92,525	July 18, 2012	(10,427)
3	Lead LME	139,125	August 15, 2012	(2,823)

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Number of Contracts[a]	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1	Lean Hogs[b]	$37,910	August 14, 2012	$1,343
9	Lean Hogs[b]	298,620	October 12, 2012	1,065
8	Light Sweet Crude Oil	682,960	August 21, 2012	(85,992)
11	Light Sweet Crude Oil	948,310	October 22, 2012	(100,158)
3	Light Sweet Crude Oil	261,390	December 19, 2012	21,089
11	Live Cattle	529,980	August 31, 2012	9,260
2	Live Cattle	99,520	October 31, 2012	(289)
15	Natural Gas	424,950	August 29, 2012	60,931
4	Natural Gas	115,080	September 26, 2012	2,482
10	Natural Gas	349,900	December 27, 2012	2,061
2	Nickel LME	200,436	July 18, 2012	(17,841)
2	Nickel LME	200,748	September 19, 2012	(4,431)
1	Palladium	58,455	September 26, 2012	(9,789)
2	Platinum	145,240	October 29, 2012	(1,977)
4	Red Spring Wheat	168,900	September 14, 2012	18,200
8	Soybean	571,100	November 14, 2012	38,664
2	Soybean	142,650	January 14, 2013	6,726
3	Soybean	208,088	March 14, 2013	4,744
6	Soybean Meal	247,860	December 14, 2012	16,196
7	Soybean Oil	222,936	December 14, 2012	(9,366)
24	Sugar 11	564,749	September 28, 2012	27,194
9	Wheat	340,763	September 14, 2012	46,725
4	Wheat	151,200	September 14, 2012	19,266
4	Zinc LME	188,150	July 18, 2012	(19,978)
4	Zinc LME	187,950	September 19, 2012	(8,236)
	SHORT FUTURES OUTSTANDING
15	Aluminum HG LME	(706,031)	July 18, 2012	23,425
2	Copper LME	(384,825)	July 18, 2012	(6,428)
3	Copper LME	(577,125)	August 15, 2012	(28,464)
2	Lead LME	(92,525)	July 18, 2012	2,347
2	Nickel LME	(200,436)	July 18, 2012	4,281
4	Zinc LME	(188,150)	July 18, 2012	7,345
				$(274,725)

a  Represents positions held in the subsidiary.

b  Futures contracts are cash settled based upon price of underlying commodity.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Glossary of Portfolio Abbreviations

LME  London Metal Exchange
RBOB  Reformulated Gasoline Blendstock for Oxygen Blending

Commodity swaps outstanding at June 30, 2012 were as follows:

Counterparty	Underlying Reference Instrument[a]	Notional Amount	Termination Date	Value
	LONG POSITIONS
Newedge USA, LLC	Gold August Futures	$1,604,200	July 24, 2012	$(29,600)
Newedge USA, LLC	NY Copper September Futures	699,300	August 24, 2012	(60,812)
Newedge USA, LLC	NY Copper November Futures	788,963	November 21, 2012	(62,400)
Newedge USA, LLC	Silver September Futures	552,240	August 24, 2012	(18,380)
	SHORT POSITIONS
Newedge USA, LLC	Gold August Futures	(160,420)	July 24, 2012	2,750
Newedge USA, LLC	NY Copper September Futures	(699,300)	August 24, 2012	66,700
				$(101,742)

a  Represents positions held in the subsidiary.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$51,943,369)	$50,909,177
Foreign currency, at value (Identified cost—$35,375)	35,595
Deposits at broker for futures contracts	960,195
Outstanding swap contracts, at value	69,450
Receivable for:
Variation margin on futures contracts	401,443
Investment securities sold	234,187
Fund shares sold	193,545
Dividends and interest	86,959
Due from advisor	52,570
Other assets	7,827
Total Assets	52,950,948
LIABILITIES:
Outstanding swap contracts, at value	171,192
Payable for:
Dividends declared	243,114
Investment securities purchased	206,702
Administration fees	9,889
Fund shares redeemed	4,850
Directors' fees	3,163
Due to custodian	2,188
Shareholder servicing fees	521
Distribution fees	180
Other liabilities	165,797
Total Liabilities	807,596
NET ASSETS	$52,143,352
NET ASSETS consist of:
Paid-in capital	$54,908,872
Dividends in excess of net investment income	(43,704)
Accumulated net realized loss	(1,306,755)
Net unrealized depreciation	(1,415,061)
$52,143,352

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2012 (Unaudited)

CLASS A SHARES:
NET ASSETS	$2,321,512
Shares issued and outstanding ($0.001 par value common stock outstanding)	245,096
Net asset value and redemption price per share	$9.47
Maximum offering price per share ($9.47 ÷ 0.955)[a]	$9.92
CLASS C SHARES:
NET ASSETS	$2,290,619
Shares issued and outstanding ($0.001 par value common stock outstanding)	242,310
Net asset value and offering price per share[b]	$9.45
CLASS I SHARES:
NET ASSETS	$47,073,093
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,966,946
Net asset value, offering and redemption price per share	$9.48
CLASS R SHARES:
NET ASSETS	$2,462
Shares issued and outstanding ($0.001 par value common stock outstanding)	260
Net asset value, offering and redemption price per share	$9.47
CLASS Z SHARES:
NET ASSETS	$455,666
Shares issued and outstanding ($0.001 par value common stock outstanding)	48,088
Net asset value, offering and redemption price per share	$9.48

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period January 31, 2012a through June 30, 2012 (Unaudited)

Investment Income:
Dividend income (net of $18,846 of foreign withholding tax)	$402,894
Interest income	28,691
Total Income	431,585
Expenses:
Investment advisory fees	175,908
Professional fees	78,335
Administration fees	76,493
Transfer agent fees and expenses	37,198
Custodian fees and expenses	36,038
Shareholder reporting expenses	24,764
Registration and filing fees	18,573
Directors' fees and expenses	11,250
Distribution fees—Class A	1,540
Distribution fees—Class C	3,923
Distribution fees—Class R	3
Shareholder servicing fees—Class A	616
Shareholder servicing fees—Class C	1,308
Shareholder servicing fees—Class I	453
Shareholder servicing fees—Class Z	185
Line of credit fees	683
Miscellaneous	6,191
Total Expenses	473,461
Reduction of Expenses (See Note 2)	(270,431)
Net Expenses	203,030
Net Investment Income	228,555
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(542,026)
Futures contracts	(548,972)
Commodity swap transactions	(194,575)
Foreign currency transactions	(21,182)
Net realized loss	(1,306,755)
Net change in unrealized appreciation (depreciation) on:
Investments (net of $5,702 of foreign capital gains tax)	(1,039,894)
Futures contracts	(274,725)
Commodity swap transactions	(101,742)
Foreign currency translations	1,300
Net change in unrealized appreciation (depreciation)	(1,415,061)
Net realized and unrealized loss	(2,721,816)
Net Decrease in Net Assets Resulting from Operations	$(2,493,261)

a  Commencement of operations.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period January 31, 2012[a] through June 30, 2012
Change in Net Assets:
From Operations:
Net investment income	$228,555
Net realized loss	(1,306,755)
Net change in unrealized appreciation (depreciation)	(1,415,061)
Net decrease in net assets resulting from operations	(2,493,261)
Dividends to Shareholders from
Net Investment Income:
Class A	(10,252)
Class C	(7,003)
Class I	(252,742)
Class R	(10)
Class Z	(2,252)
Total dividends to shareholders	(272,259)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	54,808,872
Total increase in net assets	52,043,352
Net Assets:
Beginning of period	100,000
End of period[b]	$52,143,352

a  Commencement of operations.

b  Includes dividends in excess of net investment income of $43,704.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the consolidated financial statements. It should be read in conjunction with the consolidated financial statements and notes thereto.

Class A
Per Share Operating Performance:	For the Period January 31, 2012[a] through June 30, 2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.04 [b]
Net realized and unrealized loss	(0.53)
Total from investment operations	(0.49)
Less dividends and distributions to shareholders from:
Net investment income	(0.04)
Total dividends and distributions to shareholders	(0.04)
Net decrease in net asset value	(0.53)
Net asset value, end of period	$9.47
Total investment return[c,d,e]	–4.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.3
Ratio of expenses to average daily net assets (before expense reduction)	2.73%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.35%[f]
Ratio of net investment loss to average daily net assets (before expense reduction)	(0.39)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.00%[f]
Portfolio turnover rate	38%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

Class C
Per Share Operating Performance:	For the Period January 31, 2012[a] through June 30, 2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.01 [b]
Net realized and unrealized loss	(0.53)
Total from investment operations	(0.52)
Less dividends and distributions to shareholders from:
Net investment income	(0.03)
Total dividends and distributions to shareholders	(0.03)
Net decrease in net asset value	(0.55)
Net asset value, end of period	$9.45
Total investment return[c,d,e]	–5.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.3
Ratio of expenses to average daily net assets (before expense reduction)	3.39%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	2.00%[f]
Ratio of net investment loss to average daily net assets (before expense reduction)	(1.04)%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.34%[f]
Portfolio turnover rate	38%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

Class I
Per Share Operating Performance:	For the Period January 31, 2012[a] through June 30, 2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.05 [b]
Net realized and unrealized loss	(0.52)
Total from investment operations	(0.47)
Less dividends and distributions to shareholders from:
Net investment income	(0.05)
Total dividends and distributions to shareholders	(0.05)
Net decrease in net asset value	(0.52)
Net asset value, end of period	$9.48
Total investment return[c,d]	–4.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$47.1
Ratio of expenses to average daily net assets (before expense reduction)	2.38%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.00%[e]
Ratio of net investment loss to average daily net assets (before expense reduction)	(0.18)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.20%[e]
Portfolio turnover rate	38%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

Class R
Per Share Operating Performance:	For the Period January 31, 2012[a] through June 30, 2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03 [b]
Net realized and unrealized loss	(0.52)
Total from investment operations	(0.49)
Less dividends and distributions to shareholders from:
Net investment income	(0.04)
Total dividends and distributions to shareholders	(0.04)
Net decrease in net asset value	(0.53)
Net asset value, end of period	$9.47
Total investment return[c,d]	–4.92%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$2.5
Ratio of expenses to average daily net assets (before expense reduction)	2.71%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.50%[e]
Ratio of net investment loss to average daily net assets (before expense reduction)	(0.41)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.81%[e]
Portfolio turnover rate	38%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

Class Z
Per Share Operating Performance:	For the Period January 31, 2012[a] through June 30, 2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.05 [b]
Net realized and unrealized loss	(0.52)
Total from investment operations	(0.47)
Less dividends and distributions to shareholders from:
Net investment income	(0.05)
Total dividends and distributions to shareholders	(0.05)
Net decrease in net asset value	(0.52)
Net asset value, end of period	$9.48
Total investment return[c,d]	–4.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.4
Ratio of expenses to average daily net assets (before expense reduction)	2.52%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[e]
Ratio of net investment loss to average daily net assets (before expense reduction)	(0.18)%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.20%[e]
Portfolio turnover rate	38%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to consolidated financial statements.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Real Assets Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 25, 2011 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to achieve attractive total returns over the long term and to maximize real returns during inflationary environments. The Fund had no operations until January 17, 2012 when it sold 100 shares each of Class A, C, R and Z and 9,600 shares of Class I for $100,000 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on January 31, 2012. The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

Cohen & Steers Real Assets Fund Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, was incorporated on November 22, 2011 and commenced operations on January 31, 2012. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund's investment objectives and policies as described in the Fund's prospectus. The Fund expects that it will achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in commodities. As of June 30, 2012, the Fund held $12,053,176 in the Subsidiary, representing 23.1% of the Fund's net assets. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. The financial statements have been consolidated and include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Commodity swaps are valued based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended June 30, 2012.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Bermuda	$113,875	$113,875	$—	$—
Common Stock—Brazil	614,184	614,184	—	—
Common Stock—Canada	6,303,850	6,303,850	—	—
Common Stock—Hong Kong	2,498,845	67,032	2,431,813	—
Common Stock—Luxembourg	151,305	151,305	—	—
Common Stock—Russia	246,174	246,174	—	—
Common Stock—Switzerland	198,493	198,493	—	—
Common Stock—United Kingdom	2,777,859	62,661	2,715,198	—
Common Stock—United States	11,777,087	11,777,087	—	—
Common Stock—Other Countries	6,221,384	—	6,221,384	—

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value—Electric—Integrated	$253,416	$—	$253,416	$—
Preferred Securities—$25 Par Value—Other Industries	1,945,421	1,945,421	—	—
Preferred Securities—Capital Securities	239,687	—	239,687	—
Corporate Bonds	1,800,147	—	1,800,147	—
Government Issues—Australia	881,922	—	881,922	—
Short-Term Instruments	14,885,528	—	14,885,528	—
Total Investments[a]	$50,909,177	$21,480,082	$29,429,095	$—
Futures Contracts	431,588	431,588	—	—
Commodity Swaps	69,450	—	69,450	—
Total Appreciation in Other Financial Instruments[a]	$501,038	$431,588	$69,450	$—
Futures Contracts	(706,313)	(706,313)	—	—
Commodity Swaps	(171,192)	—	(171,192)	—
Total Depreciation in Other Financial Instruments[a]	$(877,505)	$(706,313)	$(171,192)	$—

a  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts ("REITs") are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and may differ from the estimated amounts.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing on the date of valuation; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising as a result of changes in foreign exchange rates on investments from the changes in market prices of investments. Such changes are included with the net realized and unrealized gain or loss on investments. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

limits on the amount that the price of a futures contract can vary from the previous day's settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Commodity swaps: The Fund uses swaps on commodity futures in order to gain exposure to the underlying commodities markets. Swap values are based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded. Changes in swap values are recorded as change in net unrealized appreciation or depreciation on swaps in the Consolidated Statement of Operations. Realized gain or loss, based on the difference between the contract price and the market price of the underlying instrument, is recorded upon termination date.

Upon entering into a swap, the Fund is required to post an initial margin (referred to as "Independent Amount", as defined in the swap agreement). Independent amounts are posted to a segregated account at the Fund's custodian. The Fund is required to post additional collateral to the segregated account, for the benefit of the counterparty, as applicable, for mark-to-market losses on swaps.

The Fund pays a monthly financing charge to the counterparty, which is calculated based on the daily balance of the segregated account for the benefit of the counterparty and a LIBOR-based rate.

The Fund is entitled to receive cash from the counterparty as collateral for mark-to-market gains on swap contracts. When the Fund receives such cash collateral, a corresponding liability is recorded, and included in Due to broker for swap contracts on the Consolidated Statement of Assets and Liabilities. At June 30, 2012, the Fund did not hold any cash collateral from the counterparty.

Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts to allow the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund's activities in commodity swaps are concentrated with one counterparty. Counterparty credit risk may be mitigated to the extent the counterparty posts collateral for mark-to-market gains to the Fund.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Realized gains on security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's U.S. federal tax positions as well as its tax positions in non-U.S. jurisdictions where it trades and has concluded that as of June 30, 2012, no additional provisions for income tax would be required in the Fund's financial statements.

The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. The Subsidiary's taxable income, including net gains, is included, as ordinary income, in the calculation of the Fund's taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.90% of the average daily net assets of the Fund.

For the period January 31, 2012 (commencement of operations) through June 30, 2012, and through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A, Class C, Class R and Class Z shares and extraordinary expenses) to the extent necessary to maintain the Fund's total annual operating expenses as a percentage of average net assets at 1.35% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.50% for Class R shares and 1.15% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor. For the period January 31, 2012 (commencement of operations) through June 30, 2012, fees waived and/or expenses reimbursed totaled $270,431.

Under subadvisory agreements between the advisor and each of Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe S.A. (all affiliates of the advisor), Gresham Investment Management LLC and Investec Asset Management US Ltd. (collectively the subadvisors), the subadvisors are responsible for managing a portion of the Fund's assets. For their services provided

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

under the respective subadvisory agreement, the advisor (not the Fund) pays each subadvisor a fee based on a percentage of the Fund's average assets managed by each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the Fund's average daily net assets. For the period January 31, 2012 (commencement of operations) through June 30, 2012, the Fund paid the advisor $15,636 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the period January 31, 2012 (commencement of operations) through June 30, 2012, the Fund has been advised that the distributor received $6,174 in sales commissions from the sale of Class A shares. The distributor has advised the Fund that proceeds from the CDSC on class C shares are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A shares, up to 0.25% of the average daily net assets of the Fund's Class C shares, up to 0.10% of the average daily net assets of the Fund's Class I shares and up to 0.15% of the average daily net assets of the Fund's Class Z shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the advisor. The Fund does not pay compensation to directors and officers affiliated with the advisor except for the Chief Compliance Officer, who received compensation from the advisor, which was reimbursed by the Fund, in the amount of $295 for the period January 31, 2012 (commencement of operations) through June 30, 2012.

Other: At June 30, 2012, the advisor and affiliated persons of the advisor owned 76% of the Fund's outstanding shares. Investment activities of these shareholders could have a significant impact on the Fund. In addition, a person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of the Fund may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or terms of the investment advisory agreement with the advisor.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the period January 31, 2012 (commencement of operations) through June 30, 2012, totaled $67,164,249 and $16,314,676, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2012 and the effect of derivatives held during the period ended June 30, 2012, along with the respective location in the consolidated financial statements.

Consolidated Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Commodity Contracts:
Futures Contracts	—	$—	Payable for variation	$(274,725)[a]
margin on futures contracts
Commodity Swaps	Outstanding	69,450	Outstanding swap	(171,192)
	swap contracts,		contracts, at value
at value

a  Includes cumulative appreciation (depreciation) on futures contracts as reported on the Consolidated Schedule of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day variation margin payable to broker.

Consolidated Statement of Operations
Derivatives	Location	Realized Loss	Change in Unrealized Appreciation (Depreciation)
Commodity Contracts:
Futures Contracts	Net Realized and Unrealized Gain (Loss)	$(548,972)	$(274,725)
Commodity Swaps	Net Realized and Unrealized Gain (Loss)	(194,575)	(101,742)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following summarizes the volume of the Fund's futures and swaps activity during the period ended June 30, 2012:

	Commodity Futures Contracts	Commodity Swaps
Average Notional Balance—Long	$12,206,735	$3,116,359
Average Notional Balance—Short	(1,730,374)	(1,321,240)
Ending Notional Balance—Long	14,622,355	3,644,703
Ending Notional Balance—Short	(2,149,092)	(859,720)

Note 5. Income Tax Information

As of June 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$51,943,369
Gross unrealized appreciation	$1,098,544
Gross unrealized depreciation	(2,132,736)
Net unrealized depreciation	$(1,034,192)

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the period January 31, 2012[a] through June 30, 2012
	Shares	Amount
CLASS A:
Sold	259,027	$2,579,391
Issued as reinvestment of dividends and distributions	718	6,802
Redeemed	(14,749)	(143,618)
Net increase	244,996	$2,442,575

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the period January 31, 2012[a] through June 30, 2012
	Shares	Amount
CLASS C:
Sold	244,489	$2,395,668
Issued as reinvestment of dividends and distributions	306	2,891
Redeemed	(2,585)	(23,523)
Net increase	242,210	$2,375,036
CLASS I:
Sold	4,966,579	$49,596,079
Issued as reinvestment of dividends and distributions	1,814	17,199
Redeemed	(11,047)	(105,141)
Net increase	4,957,346	$49,508,137
CLASS R:
Sold	159	$1,575
Issued as reinvestment of dividends and distributions	1	6
Redeemed	—	—
Net increase	160	$1,581
CLASS Z:
Sold	52,878	$526,336
Issued as reinvestments of dividends and distributions	237	2,247
Redeemed	(5,127)	(47,040)
Net increase	47,988	$481,543

a  Commencement of operations.

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 25, 2013. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the period January 31, 2012 (commencement of operations) through June 30, 2012, the Fund did not borrow under the credit agreement.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operators. including Rule 4.5. The Fund currently relies on Rule 4.5's exclusion from CFTC regulation for regulated investment companies. The advisor is currently evaluating the amendments and their potential impact, if any, on the Fund's financial statements and results of operations.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2012 through the date that the consolidated financial statements were issued, and has determined that no additional disclosure in the consolidated financial statements is required.

COHEN & STEERS REAL ASSETS FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and affiliated and unaffiliated subadvisory agreements (the "Advisory Agreements"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for its initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on December 13-14, 2011, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2013 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to approve the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the "Investment Advisor"); Gresham Investment Management LLC and Investec Asset Management US Ltd., the Fund's two unaffiliated subadvisors (the "Unaffiliated Subadvisors" and with the affiliated subadvisors, the "Subadvisors"), and Fund counsel. These materials included, among other things, fee and expense information compared to peer funds ("Peer Funds") prepared by independent data providers and the Investment Advisor; summary information prepared by the Investment Advisor and Unaffiliated Subadvisors; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with investment advisory personnel and personnel from the Unaffiliated Subadvisors. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors for the other funds it oversees, including presentations by

COHEN & STEERS REAL ASSETS FUND, INC.

portfolio managers relating to the investment performance of investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and Subadvisors would provide to the Fund, including, but not limited to, generally managing the Fund's investments and asset allocations in accordance with the stated policies of the Fund. The Board of Directors also discussed with representatives of the Investment Advisor and Unaffiliated Subadvisors the type of transactions that would be done on behalf of the Fund. The Board of Directors also considered the Investment Advisor's and Unaffiliated Subadvisors' investment philosophy with respect to, and the investment outlook for, the Fund. Additionally, the Board of Directors considered the services provided by the Investment Advisor to other registered funds advised by the Investment Advisor.

In addition, the Board of Directors considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund would likely have a favorable impact on the success of the Fund. The Board of Directors noted further the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services to be provided by the Investment Advisor, including compliance and accounting services. The Board of Directors concluded that the proposed services of the Investment Advisor and Subadvisors to the Fund compared favorably to services provided by the Investment Advisor for other funds in both nature and quality. The Board of Directors concluded that the scope of services provided by the Investment Advisor and Subadvisors would be consistent with other funds and would be suitable for the Fund.

(ii) Investment performance of the Fund and the Investment Advisor and Subadvisors: Because the Fund is newly formed, the Board of Directors did not consider the investment performance of the Fund. Referencing the discussions above, the Board of Directors found that the Investment Advisor and Subadvisors had the necessary expertise to manage the Fund. The Board of Directors determined that the Investment Advisor and Subadvisors would be appropriate investment advisors for the Fund.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor and Subadvisors from the relationship with the Fund: Next, the Board of Directors considered the anticipated cost of the Investment Advisor's services. As part of its analysis, the Board of Directors considered fee and expense estimates compiled by the Investment Advisor. The Board of Directors then considered the administrative services to be provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund would pay an administrative fee to the Investment Advisor. The Board of Directors noted that the Subadvisors' fees are paid by the Investment Advisor out of its fee. The Board of Directors noted that that the Fund's fees and expenses were reasonable considering those of the comparison funds.

Because the Fund had not commenced operations and the Investment Advisor and Subadvisor have not yet received any fees, the Board of Directors did not consider the profitability of the Investment Advisor and Subadvisors. The Board of Directors also took into consideration other benefits to be derived by the Investment Advisor and Subadvisors in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the 1934 Act that

COHEN & STEERS REAL ASSETS FUND, INC.

the Investment Advisor and Subadvisors would be eligible to receive by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees to be received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services would be beneficial to the Fund.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Investment Advisor did not currently expect the Fund to grow to a size that would allow the Fund to experience significant economies of scale.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (i) and (iii), the Board of Directors considered both the services to be rendered and the fees to be paid under the Advisory Agreements to those under other contracts of the Investment Advisor and contracts of other investment advisors. The Board of Directors also considered fees charged by the Investment Advisor and Unaffiliated Subadvisors to institutional and other clients.

The Board of Directors also considered the factors discussed above with respect to their approval of the advisory and subadvisory agreements with the Fund's wholly-owned commodities subsidiary.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the Advisory Agreements.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don't share

For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share

For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share

For our affiliates to market to you—	No	We don't share

For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SA, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds, and Cohen & Steers Open and Closed-End Funds (collectively, "Cohen & Steers").

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ASSETS FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking high income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

COHEN & STEERS REAL ASSETS FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Yigal D. Jhirad
Vice president

William Scapell
Vice president

Jon Cheigh
Vice president

Jason Yablon
Vice president

Robert Becker
Vice president

Ben Morton
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Sub-advisors

Gresham Investment Management LLC
67 Irving Place, 12th Floor
New York, NY 10030

Investec Asset Management Limited
2 Gresham Street
London EC2V 7QP

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—RAPAX
Class  C—RAPCX
Class  I—RAPIX
Class  R—RAPRX
Class  Z—RAPZX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Assets Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell.

eDelivery NOW AVAILABLE

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COHEN & STEERS

REAL ASSETS FUND

280 PARK AVENUE

NEW YORK, NY 10017

Semiannual Report June 30, 2012

Cohen & Steers Real Assets Fund

RAPAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 4, 2012